Note 2 - Investments and Fair Value Measurement - Summary of Cash, Cash Equivalents and Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent, fair value		$ 12,663
Total cash, cash equivalents and restricted cash	$ 20,275	12,663	$ 27,274
Total cash, cash equivalents, restricted cash and short-term investments	20,770	51,630
Total cash, cash equivalents, restricted cash and short-term investments, fair value	20,770	51,630
Marketable Securities [Member]
Short-term investment, amortized Cost	495	38,967
Short-term investment, fair value	495	38,967
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Commercial Paper [Member] | Marketable Securities [Member]
Short-term investment, amortized Cost	495	29,504
Short-term investment, fair value	495	29,504
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Corporate Debt Securities [Member] | Marketable Securities [Member]
Short-term investment, amortized Cost		9,463
Short-term investment, fair value		9,463
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Cash and Cash Equivalents [Member] | Cash [Member]
Cash, amortized cost	13,275	1,443
Cash and cash equivalent, fair value	13,275	1,443
Cash and Cash Equivalents [Member] | Money Market Funds [Member]
Cash and cash equivalent, fair value	321	2,822
Money market funds, amortized cost	321	2,822
Cash and Cash Equivalents [Member] | US Government Agencies Debt Securities [Member]
Cash and cash equivalent, fair value	2,444
U.S. government agency securities	2,444
Cash and Cash Equivalents [Member] | Commercial Paper [Member]
Cash and cash equivalent, fair value		8,398
Short-term investment, amortized Cost	4,235
Short-term investment, fair value	$ 4,235
Commercial paper		$ 8,398